NOTE 11 - BUSINESS SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 613,541	$ 499,653	$ 1,816,968	$ 1,432,850	$ 2,251,469	$ 1,676,598
Total cost of revenue	120,309	68,551	760,825	402,788	879,951	981,520
Depreciation and amortization			1,646	329	878	5,100
Consolidated
Revenue			1,816,968	1,668,105	2,251,469	1,676,598
Total cost of revenue			760,825	382,038	783,141	770,704
Long-lived Assets	732,030	732,030	732,030	732,030	732,030	715,140
Gain (Loss) Before Income Tax			(2,094,316)	(1,026,538)	(983,121)	(1,975,971)
Identifiable Assets	1,636,798	1,866,442	1,636,798	1,866,442	1,819,128	2,092,341
Depreciation and amortization			1,646	329	878	5,100
BergaMet
Revenue			1,816,968	1,668,105	2,251,472	1,676,598
Total cost of revenue			760,825	382,038	783,141	770,704
Long-lived Assets	229,303	193,260	229,303	193,260	193,260	212,413
Gain (Loss) Before Income Tax			(328,433)	(83,534)	(164,625)	(701,833)
Identifiable Assets	1,636,798	1,866,442	1,636,798	1,866,442	1,819,128	2,092,341
Depreciation and amortization			1,646	329	878	5,100
UBN
Revenue			0	0	(3)	0
Total cost of revenue			0	0	0	0
Long-lived Assets	502,727	538,771	502,727	538,771	538,771	502,727
Gain (Loss) Before Income Tax			(6,113)	(313)	(358)	(136,308)
Identifiable Assets	0	0	0	0	0	0
Depreciation and amortization			0	0	0	0
Corporate Segment
Revenue			0	0	0	0
Total cost of revenue			0	0	0	0
Long-lived Assets	0	0	0	0	0	0
Gain (Loss) Before Income Tax			(1,759,770)	(942,691)	(818,138)	(1,137,830)
Identifiable Assets	$ 0	$ 0	0	0	0	0
Depreciation and amortization			$ 0	$ 0	$ 0	$ 0